    As filed with the Securities and Exchange Commission on December 13, 2001


                                                              File Nos. 2-90519
                                                                       811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM N-1A


                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 42

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 43

                             SMITH BARNEY TRUST II*
               (Exact Name of Registrant as Specified in Charter)

                      125 Broad Street, New York, NY 10004
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: (800) 451-2010

           Robert I. Frenkel, 666 5th Avenue, New York, New York 10103
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


    It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[X] on February 11, 2002 pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to shares of the Trust's series Smith Barney Investors Value Fund.

                                Explanatory Note

         Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 41 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04007) pursuant to Rule 485(a) on August 17, 2001 (Accession No. 0000950156-01-500315) are herein incorporated by reference. The effectiveness of Post-Effective Amendment No. 40 was delayed until December 14, 2001 by Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 42 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04007) filed on October 15, 2001 (Accession No. 0000929638-01-500217) pursuant to Rule 485(a). This filing is being made pursuant to Rule 485(a)(1) under the Securities Act of 1933 to further extend the effectiveness of the Registration Statement until February 11, 2002.

                                     PART C

Item 23.  Exhibits.

        *********  a(1) Amended and Restated Declaration of Trust of the
                        Registrant
        *********  b(1) Amended and Restated By-Laws of the Registrant
         ********  d(1) Form of Management Agreement between the Registrant and
                        Smith Barney Fund Management LLC, as manager to Smith
                        Barney Investors Value Fund
            *****  e    Distribution Agreement between the Registrant and
                        Salomon Smith Barney Inc., as distributor with respect
                        to the shares of each class of each series of the
                        Registrant
                *  g    Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as
                        custodian
          *******  h(1) Transfer Agency and Services Agreement between the
                        Registrant, with respect to its series, and Citi
                        Fiduciary Trust Company as transfer agent
                *  h(2) Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
            *****  h(3) Sub-Transfer Agency and Services Agreement between the
                        Registrant and PFPC Global Fund Services
         ********  h(4) Form of Letter Agreement adding Smith Barney Investors
                        Value Fund to the Transfer Agency and Services Agreement
                        between the Registrant and Citi Fiduciary Trust Company
               **  i    Opinion and consent of counsel
         ********  m(1) Form of Service Plan of the Registrant for Class A, B
                        and L shares of Smith Barney Investors Value Fund
              ***  o    Multiple Class Plan of the Registrant
                   p(1) Powers of Attorney for the Registrant
             **** p(2) Powers of Attorney for The Premium Portfolios and ******
            *****  q(1) Code of Ethics of Registrant, Citi Fund Management Inc.
                        and SSB Citi Mutual Fund Management Inc.
           ******  q(2) Code of Ethics of Salomon Smith Barney Inc.

---------------------

         * Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.

        ** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 16, 1998.

       *** Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.

      **** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 2000.

     ***** Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.

    ****** Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange commission on December 29, 2000.
   ******* Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 15, 2001.

  ******** Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 2-95019) as filed with the Securities and Exchange Commission on August 17, 2001.

 *********  Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 2-95019) as filed with the Securities and Exchange Commission on October 15, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., filed as an Exhibit to Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A; and (c) undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

         Manager - Smith Barney Fund Management. Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

         Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-
8314).

Item 27.  Principal Underwriters.

         (a) Salomon Smith Barney Inc., the Registrant's distributor, is also the distributor for Citi Premium U.S. Treasury Reserves, Citi Premium Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional Cash Reserves, Citi Institutional Tax Free Reserves and Citi Short-Term U.S. Government Income Fund. Salomon Smith Barney Inc. is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

         Salomon Smith Barney Inc. is also the distributor for the following Smith Barney funds: Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Series, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

Item 28. Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                          ADDRESS

    Salomon Smith Barney, Inc.                    388 Greenwich Street
    (distributor)                                 New York, NY 10013

    State Street Bank and Trust Company           1776 Heritage Drive
    (custodian and fund accounting agent)         North Quincy, MA 02171

    Citi Fund Management Inc.                     One Stamford Place
    (manager)                                     Stamford, CT

    Smith Barney Fund Management LLC              388 Greenwich Street
    (manager)                                     New York, NY 10013

    Citi Fiduciary Trust Company                  388 Greenwich Street
    (transfer agent)                              New York, NY 10013

    PFPC Global Fund Services                     P.O. Box 9699
    (sub-transfer agent)                          Providence, RI 02940

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of December, 2001.

                                      SMITH BARNEY TRUST II,
                                          on behalf of Smith Barney
                                          Investers Value Fund

                                      By: Heath B. McLendon
                                          ----------------------------
                                          Heath B. McLendon
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 13, 2001.

         Signature                             Title
         ---------                             -----

   Heath B. McLendon*                 President, Principal Executive Officer
   ----------------------             and Trustee
   Heath B. McLendon

   Lewis E. Daidone*                  Principal Financial Officer and
   ----------------------             Principal Accounting Officer
   Lewis E. Daidone

   Elliott J. Berv*                   Trustee
   ----------------------
   Elliott J. Berv

   Donald M. Carlton*                 Trustee
   ----------------------
   Donald M. Carlton

   A. Benton Cocanougher*             Trustee
   ----------------------
   A. Benton Cocanougher

   Mark T. Finn*                      Trustee
   ----------------------
   Mark T. Finn

   Riley C. Gilley*                   Trustee
   ----------------------
   Riley C. Gilley

   Steven Randolph Gross*             Trustee
   ----------------------
   Steven Randolph Gross

   Diana R. Harrington*               Trustee
   ----------------------
   Diana R. Harrington

   Susan B. Kerley*                   Trustee
   ----------------------
   Susan B. Kerley

   Alan G. Merten*                    Trustee
   ----------------------
   Alan G. Merten

   C. Oscar Morong, Jr.*              Trustee
   ----------------------
   C. Oscar Morong, Jr.

   R. Richardson Pettit*              Trustee
   ----------------------
   R. Richardson Pettit

   Walter E. Robb, III*               Trustee
   ----------------------
   Walter E. Robb, III

   E. Kirby Warren*                   Trustee
   ----------------------
   E. Kirby Warren

*By: Thomas C. Mandia
     ----------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

p(1)    Powers of Attorney for the Registrant